Fees Summary	Jul. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,903,000
Previously Paid Amount	0.00
Total Fee Amount	597.55
Total Offset Amount	0.00
Net Fee	597.55
Narrative - Max Aggregate Offering Price	$ 3,903,000
Final Prospectus	true